Income Tax Expense - Schedule of Changes in Deferred Income Tax Assets (Liabilities) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	₩ (3,570)
Deferred tax liability (asset) end of period	(4,323)	₩ (3,570)
Deferred tax assets, start of period	5,952	5,660
Increase (decrease)	(335)	292
Deferred tax assets, end of period	5,617	5,952
Deferred tax liabilities, start of period	(2,382)	(2,832)
Increase (decrease)	1,088	450
Deferred tax liabilities, end of period	(1,294)	(2,382)
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	51	38
Increase (decrease)	126	13
Deferred tax liability (asset) end of period	177	51
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	665	442
Increase (decrease)	(582)	223
Deferred tax liability (asset) end of period	83	665
Other non-current assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	25	202
Increase (decrease)	(11)	(177)
Deferred tax liability (asset) end of period	14	25
Accounts payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	1,518	1,701
Increase (decrease)	252	(183)
Deferred tax liability (asset) end of period	1,770	1,518
Accrued expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	282	233
Increase (decrease)	29	49
Deferred tax liability (asset) end of period	311	282
Deferred revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	355	94
Increase (decrease)	(273)	261
Deferred tax liability (asset) end of period	82	355
Allowance for doubtful account
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	1,179	299
Increase (decrease)	(1,122)	880
Deferred tax liability (asset) end of period	57	1,179
Other non-current liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	82	81
Increase (decrease)	(4)	1
Deferred tax liability (asset) end of period	78	82
Lease
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	(38)	(30)
Increase (decrease)	22	(8)
Deferred tax liability (asset) end of period	(16)	(38)
Investments in subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	(2,368)	(2,791)
Increase (decrease)	1,170	423
Deferred tax liability (asset) end of period	(1,198)	(2,368)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	882	(278)
Increase (decrease)	(1,143)	1,160
Deferred tax liability (asset) end of period	(261)	882
Sub Total
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	2,633	(9)
Increase (decrease)	(1,536)	2,642
Deferred tax liability (asset) end of period	1,097	2,633
Deferred tax due to carry-forward deficits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	701	759
Increase (decrease)	448	(58)
Deferred tax liability (asset) end of period	1,149	701
Deferred tax due to tax credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	236	2,078
Increase (decrease)	1,842	(1,842)
Deferred tax liability (asset) end of period	₩ 2,078	₩ 236